Loans and borrowings (Details 3) - INR [member]		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Non Convertible Debentures [member]
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate			6.77%
Borrowings, original currency	[1]	0	INR
Borrowings, interest rate basis	[2]	0
Term Loan From Bank [member]
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate			0.00%
Borrowings, original currency	[1]	INR	0
Borrowings, interest rate basis	[2]	3 Months T-bill + 84 bps

[1]	“INR” means Indian rupees.
[2]	“T-bill” means India Treasury bill interest rate.